EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.0%
	AUTOMOTIVE - 0.5%
16,704	Autoliv, Inc.	$2,011,663

	BANKING - 0.8%
78,000	Synovus Financial Corporation	3,124,680

	BIOTECH & PHARMA - 1.0%
129,347	Royalty Pharma plc, Class A	3,928,268

	CHEMICALS - 2.2%
19,298	Cabot Corporation	1,779,276
23,000	Element Solutions, Inc.	574,540
17,364	Sherwin-Williams Company (The)	6,031,038
		8,384,854
	DATA CENTER REIT - 0.6%
2,544	Equinix, Inc.	2,099,640

	DIVERSIFIED INDUSTRIALS - 1.5%
64,362	Pentair PLC	5,499,089

	ELECTRIC UTILITIES - 4.5%
34,710	CMS Energy Corporation	2,094,401
11,704	Constellation Energy Corporation	2,163,484
62,256	Public Service Enterprise Group, Inc.	4,157,456
16,084	Sempra	1,155,314
28,669	Southern Company (The)	2,056,714
76,744	Vistra Corporation	5,345,220
		16,972,589
	ELECTRICAL EQUIPMENT - 6.1%
157,785	nVent Electric PLC	11,896,989
37,143	Trane Technologies PLC	11,150,329
		23,047,318
	HOME CONSTRUCTION - 1.3%
30,862	DR Horton, Inc.	5,078,342

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	INDUSTRIAL REIT - 1.5%
30,997	EastGroup Properties, Inc.	$5,572,331

	INDUSTRIAL SUPPORT SERVICES - 2.8%
10,725	Applied Industrial Technologies, Inc.	2,118,724
38,200	Ferguson PLC	8,344,026
		10,462,750
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
43,975	Houlihan Lokey, Inc.	5,637,155

	INSURANCE - 2.3%
30,716	Arthur J Gallagher & Company	7,680,229
7,183	RLI Corporation	1,066,460
		8,746,689
	MACHINERY - 0.5%
7,926	IDEX Corporation	1,934,103

	MEDICAL EQUIPMENT & DEVICES - 2.2%
41,056	Bruker Corporation	3,856,801
19,992	STERIS PLC	4,494,601
		8,351,402
	OIL & GAS PRODUCERS - 3.6%
10,961	Diamondback Energy, Inc.	2,172,141
52,578	Targa Resources Corporation	5,888,210
147,178	Williams Companies, Inc. (The)	5,735,527
		13,795,878
	RETAIL - DISCRETIONARY - 2.5%
21,086	Lithia Motors, Inc.	6,343,934
12,313	Lowe’s Companies, Inc.	3,136,490
		9,480,424
	SEMICONDUCTORS - 3.4%
13,823	Entegris, Inc.	1,942,684
12,627	KLA Corporation	8,820,843
2,142	Lam Research Corporation	2,081,103
		12,844,630

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.0% (Continued)
	SOFTWARE - 4.4%
17,360	Roper Technologies, Inc.	$9,736,182
12,034	Synopsys, Inc.(a)	6,877,431
		16,613,613
	SPECIALTY REITS - 1.1%
50,860	Iron Mountain, Inc.	4,079,481

	TECHNOLOGY HARDWARE - 0.5%
18,999	NetApp, Inc.	1,994,325

	TECHNOLOGY SERVICES - 4.4%
39,481	CDW Corporation	10,098,450
6,341	MSCI, Inc.	3,553,813
12,500	Verisk Analytics, Inc.	2,946,625
		16,598,888
	TRANSPORTATION & LOGISTICS - 1.5%
26,576	Old Dominion Freight Line, Inc.	5,828,383

	WHOLESALE - CONSUMER STAPLES - 0.6%
26,127	Sysco Corporation	2,120,990

	WHOLESALE - DISCRETIONARY - 0.7%
6,101	Pool Corporation	2,461,754

	TOTAL COMMON STOCKS (Cost $138,781,198)	196,669,239

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.0%
	AUTO LOAN — 1.0%
3,150,000	CarMax Auto Owner Trust Series 2020-4 C	1.3000	08/17/26	3,047,422
750,000	CarMax Auto Owner Trust Series 2021-2 C	1.3400	02/16/27	712,556
				3,759,978
	TOTAL ASSET BACKED SECURITIES (Cost $3,909,399)			3,759,978

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG01 A10	2.9390	04/25/29	$919,938
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG02 A2	2.4120	08/25/29	900,712
				1,820,650
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,033,504)			1,820,650

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.3%
	BIOTECH & PHARMA — 0.3%
950,000	Mirum Pharmaceuticals, Inc. (Cost $1,068,522) (b)	4.0000	05/01/29	1,075,305

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.9%
	ASSET MANAGEMENT — 1.0%
3,800,000	Vision Fund International(c)(d)(e)(f)		3.7250	02/24/25	3,800,000

	AUTOMOTIVE — 0.5%
2,025,000	Dana, Inc.		4.2500	09/01/30	1,791,532

	BANKING — 1.8%
3,725,000	Bank of America Corporation Series N(g)	TSFR3M + 1.132%	2.4560	10/22/25	3,658,677
3,200,000	JPMorgan Chase & Company(g)	SOFRRATE + 1.330%	6.0700	10/22/27	3,266,639
					6,925,316
	CONSTRUCTION MATERIALS — 0.4%
1,300,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,262,258

	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(b)		4.1250	04/15/29	907,455

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.9% (Continued)
	ELEC & GAS MARKETING & TRADING — 0.6%
2,250,000	Southern Power Company		0.9000	01/15/26	$2,083,073

	ELECTRIC UTILITIES — 3.4%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,144,284
1,376,000	CenterPoint Energy, Inc.(g)	SOFRINDX + 0.650%	5.9770	05/13/24	1,376,171
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	887,327
1,000,000	MidAmerican Energy Company		3.1000	05/01/27	951,375
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,730,370
3,600,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,187,974
1,250,000	Tucson Electric Power Company		1.5000	08/01/30	1,012,181
2,000,000	Wisconsin Power and Light Company		1.9500	09/16/31	1,617,004
					12,906,686
	ENGINEERING & CONSTRUCTION — 1.3%
1,435,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	1,402,196
1,750,000	MasTec, Inc.(b)		4.5000	08/15/28	1,666,585
2,000,000	Quanta Services, Inc.		2.9000	10/01/30	1,751,505
					4,820,286
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
1,000,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	910,057

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Tempur Sealy International, Inc.(b)		4.0000	04/15/29	1,735,730

	HOME CONSTRUCTION — 0.4%
1,750,000	M/I Homes, Inc.		3.9500	02/15/30	1,576,512

	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.		4.8750	01/15/28	1,655,895

	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
3,875,000	Morgan Stanley(g)	SOFRRATE + 0.745%	0.8640	10/21/25	3,769,032
1,000,000	Nasdaq, Inc.		5.3500	06/28/28	1,013,748
					4,782,780

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.9% (Continued)
	INSURANCE — 0.9%
1,015,000	Aflac, Inc.		1.1250	03/15/26	$941,659
500,000	Brown & Brown, Inc.		4.5000	03/15/29	486,674
2,000,000	Pacific Life Global Funding II(b)		1.3750	04/14/26	1,853,175
					3,281,508
	MACHINERY — 0.9%
1,750,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	1,588,421
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,687,116
					3,275,537
	OIL & GAS PRODUCERS — 0.9%
1,750,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,667,602
1,750,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,620,636
					3,288,238
	REAL ESTATE INVESTMENT TRUSTS — 2.8%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,629,459
1,750,000	American Tower Corporation		4.0500	03/15/32	1,603,670
1,000,000	AvalonBay Communities, Inc.		2.0500	01/15/32	823,520
1,750,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	1,650,300
1,785,000	Prologis, L.P.		1.2500	10/15/30	1,432,872
2,210,000	Public Storage Operating Company(g)	SOFRRATE + 0.470%	5.8070	04/23/24	2,210,194
1,500,000	Welltower OP, LLC		2.7000	02/15/27	1,407,634
					10,757,649
	RETAIL - DISCRETIONARY — 0.8%
1,250,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,191,689
1,000,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	897,645
1,000,000	Patrick Industries, Inc.(b)		7.5000	10/15/27	1,013,034
					3,102,368
	SEMICONDUCTORS — 1.4%
1,185,000	Amkor Technology, Inc.(b)		6.6250	09/15/27	1,191,847
2,800,000	NXP BV / NXP Funding, LLC / NXP USA, INC.		2.5000	05/11/31	2,347,573
1,925,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,734,538
					5,273,958

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.9% (Continued)
	SOFTWARE — 0.6%
1,250,000	Roper Technologies, Inc.		4.2000	09/15/28	$1,215,094
1,250,000	Workday, Inc.		3.8000	04/01/32	1,139,680
					2,354,774
	WHOLESALE - CONSUMER STAPLES — 0.6%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,408,573

	TOTAL CORPORATE BONDS (Cost $84,746,176)				78,900,187

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.9%
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,496,669

	COUNTY — 0.0%(h)
150,000	City & County of Honolulu, HI	2.5180	10/01/26	142,542

	MISCELLANEOUS TAX — 0.5%
2,050,000	Commonwealth of Massachusetts	3.6390	07/15/24	2,039,554

	MULTI-FAMILY HOUSING — 0.0%(h)
100,000	New York State Housing Finance Agency	0.6500	05/01/25	95,515

	RESOURCE RECOVERY — 0.0%(h)
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	96,569

	SINGLE-FAMILY HOUSING — 1.3%
1,700,000	Florida Housing Finance Corporation	5.5610	07/01/49	1,704,091
500,000	Illinois Housing Development Authority	5.2440	04/01/31	510,749
500,000	Illinois Housing Development Authority	5.2940	10/01/31	511,647
2,000,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	2,029,883
				4,756,370

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.9% (Continued)
	STATE — 0.2%
200,000	State of Oregon	0.8950	05/01/25	$191,343
500,000	State of Oregon	1.3150	05/01/27	454,166
				645,509
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,579,856
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	187,252
				1,767,108
	TOTAL MUNICIPAL BONDS (Cost $11,707,069)			11,039,836

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.6%
	AGENCY FIXED RATE — 13.7%
176,512	Fannie Mae Pool MA2915	3.0000	02/01/27	171,532
803,106	Fannie Mae Pool MA4263	1.5000	02/01/31	734,359
845,245	Fannie Mae Pool MA4284	1.5000	03/01/31	772,373
606,980	Fannie Mae Pool FM3333	2.0000	06/01/35	542,505
449,451	Fannie Mae Pool MA4095	2.0000	08/01/35	401,710
420,278	Fannie Mae Pool BM5466	2.5000	10/01/43	360,763
391,036	Fannie Mae Pool BM5975	3.0000	12/01/45	349,704
348,201	Fannie Mae Pool MA2806	3.0000	11/01/46	307,531
361,722	Fannie Mae Pool BM5976	3.0000	02/01/47	323,530
876,569	Fannie Mae Pool BP5878	2.5000	06/01/50	732,001
1,273,802	Fannie Mae Pool MA4096	2.5000	08/01/50	1,063,719
1,463,943	Fannie Mae Pool MA4306	2.5000	04/01/51	1,219,698
1,474,070	Fannie Mae Pool MA4326	2.5000	05/01/51	1,226,982
1,667,990	Fannie Mae Pool MA4327	3.0000	05/01/51	1,447,261
2,882,223	Fannie Mae Pool MA4355	2.0000	06/01/51	2,296,296
1,771,110	Fannie Mae Pool MA4356	2.5000	06/01/51	1,473,861
2,148,950	Fannie Mae Pool MA4379	2.5000	07/01/51	1,787,837
3,430,173	Fannie Mae Pool CB2661	3.0000	01/01/52	2,980,358
3,307,391	Fannie Mae Pool MA4600	3.5000	05/01/52	2,966,454
3,110,961	Fannie Mae Pool MA4625	3.5000	06/01/52	2,790,195
3,192,395	Fannie Mae Pool MA4655	4.0000	07/01/52	2,964,502

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.6% (Continued)
	AGENCY FIXED RATE — 13.7% (Continued)
3,219,198	Fannie Mae Pool MA4805	4.5000	11/01/52	$3,069,551
3,165,724	Fannie Mae Pool MA4869	5.5000	01/01/53	3,155,410
3,144,234	Fannie Mae Pool MA4916	4.0000	02/01/53	2,919,200
673,795	Freddie Mac Pool ZS9163	3.0000	09/01/33	630,827
621,228	Freddie Mac Pool ZS9382	3.0000	09/01/43	555,554
588,675	Freddie Mac Pool SD8089	2.5000	07/01/50	492,102
1,287,656	Freddie Mac Pool SD8122	2.5000	01/01/51	1,073,742
1,812,298	Freddie Mac Pool RA5696	2.5000	08/01/51	1,506,411
2,914,755	Freddie Mac Pool SD8214	3.5000	05/01/52	2,614,050
2,793,474	Freddie Mac Pool SD8238	4.5000	08/01/52	2,663,615
3,100,215	Freddie Mac Pool SD8288	5.0000	01/01/53	3,030,256
1,929,930	Freddie Mac Pool SD3026	5.0000	06/01/53	1,891,257
919,955	Freddie Mac Pool SD8332	6.0000	06/01/53	929,195
323,663	Ginnie Mae II Pool MA3375	3.0000	01/20/46	290,528
				51,734,869
	GOVERNMENT OWNED, NO GUARANTEE — 3.5%
1,350,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	1,349,258
1,500,000	Federal Home Loan Mortgage Corporation	5.0000	09/18/28	1,501,279
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,845,679
2,900,000	Federal National Mortgage Association	6.2500	05/15/29	3,162,224
4,000,000	Federal National Mortgage Association	0.8750	08/05/30	3,243,312
1,000,000	Federal National Mortgage Association	5.6250	07/15/37	1,105,780
				13,207,532
	GOVERNMENT SPONSORED — 2.4%
1,750,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	1,750,585
1,500,000	Federal Farm Credit Banks Funding Corporation	4.8750	11/01/28	1,538,043
2,750,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	2,792,199
1,000,000	Federal Farm Credit Banks Funding Corporation	3.1250	04/26/30	932,901
2,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	03/03/33	1,988,411
				9,002,139
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $79,659,064)			73,944,540

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.0% (h)
	MONEY MARKET FUND - 0.0% (h)
109,846	Fidelity Government Portfolio, Class I, 5.21% (Cost $109,846)(i)	$109,846

	TOTAL INVESTMENTS – 97.2% (Cost $322,014,778)	$367,319,581
	ASSETS IN EXCESS OF OTHER LIABILITIES – 2.8%	10,642,479
	NET ASSETS - 100.0%	$377,962,060

LLC	- Limited Liability Company

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is $18,888,546 or 5.0% of net assets.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2024 was $3,800,000, representing 1.0% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security.

(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(h)	Percentage rounds to less than 0.1%.

(i)	Rate disclosed is the seven day effective yield as of March 31, 2024.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.8%
	AUTO LOAN — 1.8%
1,375,000	CarMax Auto Owner Trust Series 2020-4 C	1.3000	08/17/26	$1,330,224
1,000,000	CarMax Auto Owner Trust Series 2021-2 C	1.3400	02/16/27	950,075
	TOTAL ASSET BACKED SECURITIES (Cost $2,380,068)			2,280,299

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 44.2%
	AUTOMOTIVE — 0.3%
500,000	Dana, Inc.		4.2500	09/01/30	442,354

	BANKING — 3.3%
1,700,000	Bank of America Corporation Series N(a)	TSFR3M + 1.132%	2.4560	10/22/25	1,669,732
2,500,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.330%	6.0700	10/22/27	2,552,062
					4,221,794
	BIOTECH & PHARMA — 1.3%
1,750,000	Zoetis, Inc.		3.9000	08/20/28	1,687,220

	ELECTRIC UTILITIES — 10.5%
1,500,000	Ameren Illinois Company		5.9000	12/01/52	1,610,649
2,000,000	DTE Electric Company		3.9500	03/01/49	1,622,824
2,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,774,654
650,000	Interstate Power and Light Company		3.5000	09/30/49	472,983
1,750,000	MidAmerican Energy Company		4.2500	07/15/49	1,494,291
1,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,100,005
1,000,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	991,532
500,000	NextEra Energy Capital Holdings, Inc.(a)	US0003M + 2.409%	4.8000	12/01/77	461,218
2,125,000	Northern States Power Company		2.9000	03/01/50	1,420,537
1,600,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,075,016
2,450,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,571,262
					13,594,971
	ELECTRICAL EQUIPMENT — 1.4%
1,800,000	Lennox International, Inc.		5.5000	09/15/28	1,826,146

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 44.2% (Continued)
	ENGINEERING & CONSTRUCTION — 2.6%
850,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	$830,569
750,000	MasTec, Inc.(b)		4.5000	08/15/28	714,251
2,125,000	Quanta Services, Inc.		2.9000	10/01/30	1,860,974
					3,405,794
	HOME CONSTRUCTION — 0.4%
625,000	M/I Homes, Inc.		3.9500	02/15/30	563,040

	INDUSTRIAL SUPPORT SERVICES — 0.5%
625,000	United Rentals North America, Inc.		4.8750	01/15/28	608,785

	INSTITUTIONAL FINANCIAL SERVICES — 3.1%
2,225,000	Morgan Stanley(a)	SOFRRATE + 0.745%	0.8640	10/21/25	2,164,153
1,900,000	Nasdaq, Inc.		5.3500	06/28/28	1,926,122
					4,090,275
	INSURANCE — 1.1%
1,600,000	Brown & Brown, Inc.		4.9500	03/17/52	1,413,501

	MACHINERY — 1.3%
650,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	589,985
1,250,000	Xylem, Inc./NY		1.9500	01/30/28	1,124,744
					1,714,729
	OIL & GAS PRODUCERS — 3.5%
1,400,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,334,082
1,875,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,736,395
1,500,000	EQT Corporation		5.7500	02/01/34	1,495,065
					4,565,542
	REAL ESTATE INVESTMENT TRUSTS — 5.4%
1,600,000	Alexandria Real Estate Equities, Inc.		4.7500	04/15/35	1,516,719
1,700,000	American Tower Corporation		4.0500	03/15/32	1,557,851
2,000,000	Equinix, Inc.		3.9000	04/15/32	1,810,323
375,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	353,636
2,000,000	Welltower OP, LLC		3.8500	06/15/32	1,812,904
					7,051,433

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 44.2% (Continued)
	RETAIL - DISCRETIONARY — 0.7%
1,000,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	$897,645

	SEMICONDUCTORS — 2.6%
1,425,000	KLA Corporation		3.3000	03/01/50	1,046,316
2,000,000	NXP BV / NXP FUNDING, LLC / NXP USA, INC.		2.5000	05/11/31	1,676,838
750,000	Synaptics, Inc.(b)		4.0000	06/15/29	675,794
					3,398,948
	SOFTWARE — 3.5%
1,000,000	Intuit, Inc.		5.1250	09/15/28	1,018,686
2,000,000	Roper Technologies, Inc.		4.2000	09/15/28	1,944,150
1,250,000	Workday, Inc.		3.7000	04/01/29	1,180,004
500,000	Workday, Inc.		3.8000	04/01/32	455,872
					4,598,712
	TECHNOLOGY SERVICES — 1.4%
1,750,000	Verisk Analytics, Inc.		5.7500	04/01/33	1,820,759

	WHOLESALE - CONSUMER STAPLES — 1.3%
1,875,000	Sysco Corporation		2.4000	02/15/30	1,627,414

	TOTAL CORPORATE BONDS (Cost $60,504,376)				57,529,062

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 8.6%
	COMBINED UTILITIES — 0.8%
1,000,000	City of Tacoma WA Electric System Revenue		5.6410	01/01/27	1,014,691

	MISCELLANEOUS TAX — 0.7%
900,000	Commonwealth of Massachusetts		3.6390	07/15/24	895,414

	MULTI-FAMILY HOUSING — 0.3%
250,000	Maine State Housing Authority		0.4000	11/15/24	244,431
100,000	New York State Housing Finance Agency		0.7000	11/01/25	93,902
					338,333

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 8.6% (Continued)
	SINGLE-FAMILY HOUSING — 5.2%
1,800,000	Florida Housing Finance Corporation	5.5610	07/01/49	$1,804,332
1,000,000	Illinois Housing Development Authority	5.6140	10/01/39	1,012,286
1,575,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	1,598,532
1,500,000	Minnesota Housing Finance Agency	5.9000	01/01/49	1,525,012
398,984	Minnesota Housing Finance Agency	1.5800	02/01/51	298,793
480,000	Texas Department of Housing & Community Affairs	0.5000	07/01/24	475,566
				6,714,522
	STATE — 0.8%
1,250,000	State of Oregon	2.3370	11/01/33	1,024,398

	WATER AND SEWER — 0.8%
1,500,000	City of Aurora CO Water Revenue	2.6260	08/01/41	1,116,096

	TOTAL MUNICIPAL BONDS (Cost $11,922,958)			11,103,454

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.8%
	AGENCY FIXED RATE — 27.2%
820,344	Fannie Mae Pool BO9355	3.0000	03/01/50	714,824
1,846,382	Fannie Mae Pool MA4120	2.5000	09/01/50	1,541,867
710,931	Fannie Mae Pool FM4720	3.0000	10/01/50	619,263
1,872,756	Fannie Mae Pool CA8256	2.5000	12/01/50	1,553,772
1,958,904	Fannie Mae Pool CB0199	3.0000	04/01/51	1,695,614
674,258	Fannie Mae Pool MA4307	3.0000	04/01/51	584,882
3,099,409	Fannie Mae Pool MA4355	2.0000	06/01/51	2,469,330
1,609,759	Fannie Mae Pool MA4379	2.5000	07/01/51	1,339,253
1,340,834	Fannie Mae Pool MA4600	3.5000	05/01/52	1,202,616
2,158,144	Fannie Mae Pool MA4625	3.5000	06/01/52	1,935,621
2,180,749	Fannie Mae Pool MA4700	4.0000	08/01/52	2,025,572
2,408,608	Fannie Mae Pool MA4805	4.5000	11/01/52	2,296,643
904,493	Fannie Mae Pool MA4869	5.5000	01/01/53	901,546

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.8% (Continued)
	AGENCY FIXED RATE — 27.2% (Continued)
1,220,150	Fannie Mae Pool MA4916	4.0000	02/01/53	$1,132,824
1,311,942	Freddie Mac Pool SD8090	2.0000	09/01/50	1,048,390
1,703,386	Freddie Mac Pool SD8128	2.0000	02/01/51	1,359,592
1,038,508	Freddie Mac Pool RA5696	2.5000	08/01/51	863,224
2,013,050	Freddie Mac Pool SD8206	3.0000	04/01/52	1,736,777
2,307,728	Freddie Mac Pool RA7587	3.5000	06/01/52	2,077,133
2,076,966	Freddie Mac Pool SD8237	4.0000	08/01/52	1,929,163
2,140,161	Freddie Mac Pool SD8238	4.5000	08/01/52	2,040,673
2,121,199	Freddie Mac Pool SD8288	5.0000	01/01/53	2,073,333
1,157,958	Freddie Mac Pool SD3026	5.0000	06/01/53	1,134,754
1,149,943	Freddie Mac Pool SD8332	6.0000	06/01/53	1,161,494
				35,438,160
	GOVERNMENT OWNED, NO GUARANTEE — 5.3%
2,250,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,561,111
2,300,000	Federal National Mortgage Association	6.2500	05/15/29	2,507,971
1,700,000	Federal National Mortgage Association	5.6250	07/15/37	1,879,827
				6,948,909
	GOVERNMENT SPONSORED — 10.3%
1,750,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	1,750,585
1,000,000	Federal Farm Credit Banks Funding Corporation	4.5000	09/22/28	1,008,961
1,520,000	Federal Farm Credit Banks Funding Corporation	4.8750	11/01/28	1,558,550
1,500,000	Federal Farm Credit Banks Funding Corporation	4.2500	12/15/28	1,499,495
1,425,000	Federal Farm Credit Banks Funding Corporation	4.5000	03/09/29	1,441,389
1,550,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	1,573,785
1,500,000	Federal Farm Credit Banks Funding Corporation	4.1250	07/05/29	1,489,807
2,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	2,010,610
1,100,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	1,068,034
				13,401,216
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $56,968,198)			55,788,285

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) March 31, 2024

TOTAL INVESTMENTS – 97.4% (Cost $131,775,600)	$126,701,100
OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%	3,423,372
NET ASSETS - 100.0%	$130,124,472

LLC	- Limited Liability Company

LP	- Limited Partnership

REIT	- Real Estate Investment Trust

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is $4,061,880 or 3.1% of net assets.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9%
	BANKING - 1.0%
45,077	Pinnacle Financial Partners, Inc.	$3,871,213
95,715	Synovus Financial Corporation	3,834,343
		7,705,556
	BIOTECH & PHARMA - 1.9%
494,331	Royalty Pharma PLC, Class A	15,012,832

	CHEMICALS - 6.3%
82,851	Cabot Corporation	7,638,862
714,806	Element Solutions, Inc.	17,855,854
69,679	Sherwin-Williams Company (The)	24,201,607
		49,696,323
	DATA CENTER REIT - 1.0%
9,809	Equinix, Inc.	8,095,662

	DIVERSIFIED INDUSTRIALS - 2.7%
252,396	Pentair PLC	21,564,714

	ELECTRIC UTILITIES - 7.6%
133,873	CMS Energy Corporation	8,077,897
45,150	Constellation Energy Corporation	8,345,978
153,701	Public Service Enterprise Group, Inc.	10,264,153
62,311	Sempra Energy	4,475,799
111,072	Southern Company (The)	7,968,305
295,996	Vistra Corporation	20,616,121
		59,748,253
	ELECTRICAL EQUIPMENT - 11.3%
611,190	nVent Electric PLC	46,083,727
142,594	Trane Technologies PLC	42,806,719
		88,890,446
	HOME CONSTRUCTION - 2.5%
120,162	DR Horton, Inc.	19,772,657

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INDUSTRIAL REIT - 2.8%
119,437	EastGroup Properties, Inc.	$21,471,189

	INDUSTRIAL SUPPORT SERVICES - 5.0%
41,564	Applied Industrial Technologies, Inc.	8,210,968
143,584	Ferguson PLC	31,363,054
		39,574,022
	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
171,711	Houlihan Lokey, Inc.	22,011,633

	INSURANCE - 4.3%
119,950	Arthur J Gallagher & Company	29,992,298
27,678	RLI Corporation	4,109,353
		34,101,651
	MACHINERY - 1.8%
58,759	IDEX Corporation	14,338,371

	MEDICAL EQUIPMENT & DEVICES - 5.7%
169,280	Bruker Corporation	15,902,163
8,480	Mettler-Toledo International, Inc.(a)	11,289,339
78,869	STERIS PLC	17,731,329
		44,922,831
	OIL & GAS PRODUCERS - 6.5%
43,371	Diamondback Energy, Inc.	8,594,831
204,306	Targa Resources Corporation	22,880,229
506,897	Williams Companies, Inc. (The)	19,753,776
		51,228,836
	RETAIL - DISCRETIONARY - 4.0%
28,434	Group 1 Automotive, Inc.	8,309,268
78,446	Lithia Motors, Inc.	23,601,263
		31,910,531
	SEMICONDUCTORS - 5.9%
53,721	Entegris, Inc.	7,549,949
48,878	KLA Corporation	34,144,704

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SEMICONDUCTORS - 5.9% (Continued)
4,700	Lam Research Corporation	$4,566,379
		46,261,032
	SOFTWARE - 8.1%
66,992	Roper Technologies, Inc.	37,571,793
46,568	Synopsys, Inc.(a)	26,613,612
		64,185,405
	SPECIALTY REITS - 2.0%
196,759	Iron Mountain, Inc.	15,782,039

	TECHNOLOGY HARDWARE - 1.0%
73,547	NetApp, Inc.	7,720,229

	TECHNOLOGY SERVICES - 7.8%
147,035	CDW Corporation	37,608,612
22,679	MSCI, Inc.	12,710,446
46,547	Verisk Analytics, Inc.	10,972,524
		61,291,582
	TRANSPORTATION & LOGISTICS - 2.7%
98,400	Old Dominion Freight Line, Inc.	21,580,104

	WHOLESALE - CONSUMER STAPLES - 1.0%
94,105	Sysco Corporation	7,639,444

	WHOLESALE - DISCRETIONARY - 2.2%
42,791	Pool Corporation	17,266,169

	TOTAL COMMON STOCKS (Cost $579,430,918)	771,771,511

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.4%
	ASSET MANAGEMENT — 0.4%
3,250,000	Vision Fund International (Cost $3,250,000) (b)(c)(d)(e)	5.2600	11/30/25	$3,250,000

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.0% (f)
	MONEY MARKET FUND - 0.0% (f)
110,202	Fidelity Government Portfolio, Class I, 5.21% (Cost $110,202)(g)	110,202

	TOTAL INVESTMENTS – 98.3% (Cost $582,791,120)	$775,131,713
	ASSETS IN EXCESS OF OTHER LIABILITIES – 1.7%	13,284,655
	NET ASSETS - 100.0%	$788,416,368

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Private investment.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2024 was $3,250,000, representing 0.4% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Restricted security.

(f)	Percentage rounds to less than 0.1%.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2024.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.3%
	ADVERTISING & MARKETING - 4.2%
63,082	Trade Desk, Inc. (The), Class A(a)	$5,514,628

	BIOTECH & PHARMA - 3.1%
54,643	TransMedics Group, Inc.(a)	4,040,303

	CONSUMER SERVICES - 3.3%
305,677	Coursera, Inc.(a)	4,285,592

	INDUSTRIAL INTERMEDIATE PROD - 3.1%
237,842	Xometry, Inc.(a)	4,017,151

	MEDICAL EQUIPMENT & DEVICES - 2.7%
10,594	Shockwave Medical, Inc.(a)	3,449,724

	SEMICONDUCTORS - 16.2%
27,356	Entegris, Inc.	3,844,612
5,560	KLA Corporation	3,884,049
5,125	Lam Research Corporation	4,979,296
42,313	Lattice Semiconductor Corporation(a)	3,310,146
7,448	Monolithic Power Systems, Inc.	5,045,424
		21,063,527
	SOFTWARE - 55.0%
398,774	Arteris, Inc.(a)	2,919,026
1,934	Constellation Software, Inc.	5,288,523
6,475	Crowdstrike Holdings, Inc., Class A(a)	2,075,820
47,941	Datadog, Inc., Class A(a)	5,925,508
228,551	Dlocal Ltd./Uruguay(a)	3,359,700
142,791	DoubleVerify Holdings, Inc.(a)	5,020,532
38,818	Five9, Inc.(a)	2,410,986
195,833	Flywire Corporation(a)	4,858,617
38,453	Gitlab, Inc.(a)	2,242,579
98,563	Global-e Online Ltd.(a)	3,582,765
5,497	HubSpot, Inc.(a)	3,444,200

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SOFTWARE - 55.0% (Continued)
67,405	Intapp, Inc.(a)	$2,311,992
31,421	Monday.com Ltd.(a)	7,097,061
11,398	MongoDB, Inc.(a)	4,087,779
11,344	Palo Alto Networks, Inc.(a)	3,223,171
47,673	Procore Technologies, Inc.(a)	3,917,290
66,088	Sprout Social, Inc., Class A(a)	3,946,114
9,887	Synopsys, Inc.(a)	5,650,421
		71,362,084
	TECHNOLOGY SERVICES - 9.7%
256,323	Adyen N.V. - ADR(a)	4,334,422
87,112	Nayax Ltd.(a)	2,292,788
97,430	Remitly Global, Inc.(a)	2,020,698
159,765	Toast, Inc., Class A(a)	3,981,344
		12,629,252

	TOTAL COMMON STOCKS (Cost $93,838,762)	126,362,261

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.6%
	ASSET MANAGEMENT — 0.6%
750,000	Vision Fund International (Cost $750,000) (b),(c),(d),(e)	5.2600	11/30/25	750,000

Shares		Fair Value
WARRANT — 0.0%(f)
SOFTWARE - 0.0% (f)
1,934	Constellation Software Inc (Canada) (Cost $ -) (a),(b)(c)	—

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.0% (f)
	MONEY MARKET FUND - 0.0% (f)
12,355	Fidelity Government Portfolio, Class I, 5.21% (Cost $12,355)(g)	$12,355

Contracts(h)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
320	Five9, Inc.	IB	07/19/2024	$70	$1,987,520	$110,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $143,936)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $143,936)					110,400

	TOTAL INVESTMENTS – 98.0% (Cost $94,745,053)					$127,235,016
	ASSETS IN EXCESS OF OTHER LIABILITIES – 2.0%					2,528,584
	NET ASSETS - 100.0%					$129,763,600

ADR	- American Depositary Receipt

IB	- Interactive Brokers

LTD	- Limited Company

NV	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of March 31, 2024 was $750,000, representing 0.6% of net assets.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Private investment.

(e)	Restricted security.

(f)	Percentage rounds to less than 0.1%.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5%
	ADVERTISING & MARKETING - 3.2%
1,426,282	Trade Desk, Inc. (The), Class A(a)	$124,685,572

	AUTOMOTIVE - 1.3%
249,790	Aptiv PLC(a)	19,895,774
265,593	Autoliv, Inc.	31,985,364
		51,881,138
	BIOTECH & PHARMA - 11.8%
2,568,543	Ardelyx, Inc.(a)	18,750,364
155,276	Argenx S.E. - ADR(a)	61,135,267
1,553,103	Celldex Therapeutics, Inc.(a)	65,183,733
1,344,376	Collegium Pharmaceutical, Inc.(a)	52,188,676
1,306,685	Dynavax Technologies Corporation(a)	16,215,961
2,717,741	Guardant Health, Inc.(a)	56,066,997
1,327,564	Mirum Pharmaceuticals, Inc.(a)	33,348,408
447,712	Scholar Rock Holding Corporation(a)	7,951,365
898,059	TransMedics Group, Inc.(a)	66,402,482
4,976,164	Zentalis Pharmaceuticals, Inc.(a)	78,424,345
		455,667,598
	COMMERCIAL SUPPORT SERVICES - 5.2%
1,339,752	Rollins, Inc.	61,990,325
804,000	Waste Connections, Inc.	138,296,040
		200,286,365
	CONSUMER SERVICES - 1.5%
4,195,281	Coursera, Inc.(a)	58,817,840

	ELECTRICAL EQUIPMENT - 5.3%
125,900	Novanta, Inc.(a)	22,003,543
613,600	Trane Technologies PLC	184,202,720
		206,206,263
	FORESTRY, PAPER & WOOD PRODUCTS - 1.7%
654,102	Trex Company, Inc.(a)	65,246,674

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	HOME CONSTRUCTION - 2.6%
622,000	DR Horton, Inc.	$102,350,100

	INDUSTRIAL INTERMEDIATE PROD - 2.1%
4,822,386	Xometry, Inc.(a)	81,450,100

	MEDICAL EQUIPMENT & DEVICES - 9.4%
517,376	Exact Sciences Corporation(a)	35,729,987
222,138	IDEXX Laboratories, Inc.(a)	119,938,970
75,000	Intuitive Surgical, Inc.(a)	29,931,750
63,357	Mettler-Toledo International, Inc.(a)	84,346,541
296,536	Shockwave Medical, Inc.(a)	96,561,018
		366,508,266
	OIL & GAS PRODUCERS - 0.6%
214,336	Targa Resources Corporation	24,003,489

	RETAIL - DISCRETIONARY – 3.9%
171,076	Lithia Motors, Inc.	51,469,925
251,791	Lowe’s Companies, Inc.	64,138,721
30,033	O’Reilly Automotive, Inc.(a)	33,903,653
		149,512,299
	SEMICONDUCTORS - 7.5%
59,873	ASML Holding N.V. - ADR	58,104,950
397,941	Entegris, Inc.	55,926,628
79,558	Lam Research Corporation	77,296,166
512,605	Lattice Semiconductor Corporation(a)	40,101,089
90,818	Monolithic Power Systems, Inc.	61,521,930
		292,950,763
	SOFTWARE – 27.9%
242,465	Crowdstrike Holdings, Inc., Class A(a)	77,731,854
954,252	Datadog, Inc., Class A(a)	117,945,547
3,123,300	Dlocal Ltd./Uruguay(a)	45,912,510
2,195,502	DoubleVerify Holdings, Inc.(a)	77,193,850
1,339,339	Evolent Health, Inc., Class A(a)	43,916,926
664,271	Five9, Inc.(a)	41,257,872

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	SOFTWARE – 27.9% (Continued)
3,987,738	Flywire Corporation(a)	$98,935,780
654,915	Gitlab, Inc.(a)	38,194,643
2,141,031	Global-e Online Ltd.(a)	77,826,477
135,642	HubSpot, Inc.(a)	84,987,852
629,209	Mobileye Global, Inc., Class A(a)	20,229,069
366,757	Monday.com Ltd.(a)	82,839,404
130,889	MongoDB, Inc.(a)	46,942,031
203,208	Palo Alto Networks, Inc.(a)	57,737,489
159,400	Roper Technologies, Inc.	89,397,896
887,270	Sprout Social, Inc., Class A(a)	52,978,892
89,331	Workday, Inc., Class A(a)	24,365,030
		1,078,393,122

	TECHNOLOGY SERVICES – 3.2%
50,036	MSCI, Inc.	28,042,676
927,968	Remitly Global, Inc.(a)	19,246,056
3,063,288	Toast, Inc., Class A(a)	76,337,137
		123,625,869
	TRANSPORTATION & LOGISTICS - 3.8%
220,000	GXO Logistics, Inc.(a)	11,827,200
618,706	Old Dominion Freight Line, Inc.	135,688,413
		147,515,613
	WHOLESALE - DISCRETIONARY - 3.5%
710,725	Copart, Inc.(a)	41,165,192
237,000	Pool Corporation	95,629,500
		136,794,692

	TOTAL COMMON STOCKS (Cost $2,326,075,005)	3,665,895,763

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)	$3,365,186

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	3,365,186

	PRIVATE INVESTMENTS - 0.7%
	BIOTECH & PHARMA - 0.1%
228,572	Mirum Pharmaceuticals, Inc. PIPE(a),(b),(c),(f)	5,741,729

	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,881,321	Beta Bionics, Inc. Series B(a),(b),(c),(d),(e),(f)	10,046,254
665,474	Beta Bionics, Inc. Series B2(a),(b),(c),(d),(e),(f)	3,613,524
964,052	Beta Bionics, Inc. Series C(a),(b),(c),(d),(e),(f)	4,993,789
714,286	Beta Bionics, Inc. Series D(a),(b),(c),(d),(e),(f)	3,935,716
		22,589,283
	TOTAL PREFERRED STOCKS (Cost $49,399,904)	28,331,012

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.1%
	ASSET MANAGEMENT — 1.1%
12,000,000	Calvert Impact Capital, Inc. (c)	1.5000	11/15/24	12,000,000
2,000,000	Hope Global International(c),(d),(e),(f)	4.0000	01/07/28	2,000,000
5,000,000	Vision Fund International(c),(d),(e),(f)	4.7400	05/16/25	5,000,000
5,000,000	Vision Fund International(c),(d),(e),(f)	5.9030	09/19/25	5,000,000
9,000,000	Vision Fund International(c),(d),(e),(f)	5.2600	11/30/25	9,000,000
5,000,000	Vision Fund International(c),(d),(e),(f)	3.1500	12/15/25	5,000,000
5,000,000	Vision Fund International(c),(d),(e),(f)	3.2230	12/15/26	5,000,000
				43,000,000
	TOTAL CORPORATE BONDS (Cost $43,000,000)			43,000,000

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	WARRANT — 0.1%
	MEDICAL EQUIPMENT & DEVICES - 0.1%
241,013	Beta Bionics, Inc. Series C Warrant(a),(b),(c),(d),(e),(f)	$1,274,959
500,000	Beta Bionics, Inc. Series D Warrant(a),(b),(c),(d),(e),(f)	2,020,000
	TOTAL WARRANT (Cost $–)	3,294,959

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
5,130,129	Fidelity Government Portfolio, Class I, 5.21% (Cost $5,130,129)(g)	5,130,129

	TOTAL INVESTMENTS – 96.6% (Cost $2,423,605,038)	$3,749,017,049
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%	128,999,367
	NET ASSETS - 100.0%	$3,878,016,416

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PIPE	- Private Investment in Public Equity

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2024 was $77,991,157, representing 2.0% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Restricted security.

(f)	Private investment.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2024.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 89.2%
	BIOTECH & PHARMA – 67.8%
776,114	4D Molecular Therapeutics, Inc.(a)	$24,726,992
445,500	Aerovate Therapeutics, Inc.(a)	13,173,435
87,000	Alnylam Pharmaceuticals, Inc.(a)	13,002,150
408,542	Alpine Immune Sciences, Inc.(a)	16,194,605
427,000	AnaptysBio, Inc.(a)	9,616,040
209,794	Apellis Pharmaceuticals, Inc.(a)	12,331,691
240,000	Arcus Biosciences, Inc.(a)	4,531,200
4,235,000	Ardelyx, Inc.(a)	30,915,500
63,059	Argenx S.E. - ADR(a)	24,827,589
313,289	Arrowhead Pharmaceuticals, Inc.(a)	8,960,065
5,802,682	Aura Biosciences, Inc.(a)	45,551,054
346,712	Axsome Therapeutics, Inc.(a)	27,667,618
401,101	Biohaven Ltd.(a)	21,936,214
231,685	Blueprint Medicines Corporation(a)	21,977,639
579,414	Bridgebio Pharma, Inc.(a)	17,915,481
137,513	Bridgebio Pharma Inc. PIPE (c),(f),(g)	4,251,902
1,560,598	Celldex Therapeutics, Inc.(a)	65,498,298
490,000	Cerevel Therapeutics Holdings, Inc.(a)	20,712,300
1,285,217	Collegium Pharmaceutical, Inc.(a)	49,892,124
1,059,633	Crinetics Pharmaceuticals, Inc.(a)	49,601,421
254,148	Cytokinetics, Inc.(a)	17,818,316
1,585,771	Dynavax Technologies Corporation(a)	19,679,418
1,452,334	Guardant Health, Inc.(a)	29,961,650
335,000	Ideaya Biosciences, Inc.(a)	14,699,800
3,179,837	Inozyme Pharma, Inc.(a),(b)	24,357,551
635,185	Insmed, Inc.(a)	17,232,569
680,000	Keros Therapeutics, Inc.(a)	45,016,000
537,490	Korro Bio Inc.(a),(b),(c),(f)	48,374,100
136,485	Krystal Biotech, Inc.(a)	24,284,776
19,774	Kymera Therapeutics, Inc.(a)	794,915
2,081,301	Lexeo Therapeutics, Inc.(a),(b)	32,634,800

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 89.2% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS – 67.8% (Continued)
1,287,846	Lexeo Therapeutics(a),(b),(c),(f)	$20,193,425
2,346,526	Marinus Pharmaceuticals, Inc.(a)	21,212,595
133,333	Metagenomi, Inc.(a)	1,406,663
449,708	Metagenomi, Inc.(a),(c),(e),(f)	4,744,419
1,586,571	Mirum Pharmaceuticals, Inc.(a)	39,854,664
152,381	Mirum Pharmaceuticals, Inc. PIPE(a),(b),(c),(f)	3,827,811
361,000	REVOLUTION Medicines, Inc.(a)	11,635,030
490,732	Rocket Pharmaceuticals, Inc.(a)	13,220,320
135,466	Sarepta Therapeutics, Inc.(a)	17,537,428
1,063,994	Scholar Rock Holding Corporation(a)	18,896,533
718,814	TG Therapeutics, Inc.(a)	10,933,161
320,916	Tourmaline Bio, Inc.	7,348,976
214,000	TransMedics Group, Inc.(a)	15,823,160
458,317	Turnstone Biologics Corporation(a)	1,200,791
359,000	Ultragenyx Pharmaceutical, Inc.(a)	16,761,710
657,206	Vaxcyte, Inc.(a)	44,893,742
2,187,520	Verona Pharma plc - ADR(a)	35,197,197
252,969	Viking Therapeutics, Inc.(a)	20,743,458
6,581,258	Zentalis Pharmaceuticals, Inc.(a),(b)	103,720,627
		1,167,288,923
	MEDICAL EQUIPMENT & DEVICES - 16.8%
1,430,995	908 Devices, Inc.(a)	10,804,012
1,390,000	Celcuity, Inc.(a)	30,024,000
565,546	Exact Sciences Corporation(a)	39,056,607
1,125,000	Inari Medical, Inc.(a)	53,977,500
125,090	Inspire Medical Systems, Inc.(a)	26,868,081
239,135	iRhythm Technologies, Inc.(a)	27,739,660
119,000	Repligen Corporation(a)	21,886,480
198,864	Shockwave Medical, Inc.(a)	64,756,084
564,000	Veracyte, Inc.(a)	12,498,240
		287,610,664
	SOFTWARE - 4.6%
1,298,805	Evolent Health, Inc., Class A(a)	42,587,816
1,000,000	Privia Health Group, Inc.(a)	19,590,000

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 89.2% (Continued)
	SOFTWARE - 4.6% (Continued)
1,375,980	R1 RCM, Inc.(a)	$17,722,622
		79,900,438

	TOTAL COMMON STOCKS (Cost $1,301,613,650)	1,534,800,025

	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA — 0.1%
1,528,871	Peloton Therapeutics, Inc.- CVR(a),(c),(d),(e),(f)	1,291,743

	TOTAL CONTINGENT VALUE RIGHTS (Cost $-)	1,291,743

Shares		Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS — 3.5%
	BIOTECH & PHARMA — 2.6%
4,643,043	Arch Oncology, Inc. Series C1(a),(c),(d),(e),(f)			128,798
20,482,289	Avalyn Pharma Inc. Series C1 (a),(c),(d),(e),(f)			15,000,000
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(c),(d),(e),(f)			1,470,474
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)			1,495,000
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)			1,495,000
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)			544,303
1,979,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)			591,985
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)			1,320,366
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)			1,085,634
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)			2,349,413
930,436	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)			6,883,980
133,941	Freenome Series F (a),(c),(d),(e),(f)			990,984
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)			—
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)			—
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)			—
763,319	Kojin Therapeutics Series A-1 (a),(c),(d),(e),(f)			467,228
763,319	Kojin Therapeutics, Inc. Series A-2 (a),(c),(d),(e),(f)			467,228

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS — 3.5% (Continued)
	BIOTECH & PHARMA — 2.6% (Continued)
1,017,770	Prometheus Laboratories, Inc. (a),(b),(c),(d),(e),(f)			$702,261
1,489,958	Shoreline Biosciences Series B(a),(c),(d),(e),(f)			10,295,610
				45,288,264
	MEDICAL EQUIPMENT & DEVICES — 0.9%
940,660	Beta Bionic Series B(a),(b),(c),(d),(e),(f)			5,023,124
809,360	Beta Bionics, Inc. Series B2(a),(b),(c),(d),(e),(f)			4,394,825
482,026	Beta Bionics, Inc. Series C(a),(b),(c),(d),(e),(f)			2,496,895
476,190	Beta Bionics, Inc. Series D(a),(b),(c),(d),(e),(f)			2,623,807
				14,538,651
	TOTAL PRIVATE INVESTMENTS (Cost $124,243,704)			59,826,915

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.2%
	BIOTECH & PHARMA — 0.2%
3,500,000	Biosplice Therapeutics Inc. Series C PIK(c),(d),(e),(f)	10.5000	03/12/25	3,945,200

	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)			3,945,200

Shares		Fair Value
	WARRANT — 0.1%
	BIOTECH & PHARMA - 0.0% (h)
103,150	Biosplice Therapeutics, Inc. Series C Warrant(a),(c),(d),(e),(f)	101,087

	MEDICAL EQUIPMENT & DEVICES - 0.1%
120,500	Beta Bionics, Inc. Series C Warrant(a),(b),(c),(d),(e),(f)	637,445
333,333	Beta Bionics, Inc. Series D Warrant(a),(b),(c),(d),(e),(f)	1,346,665
		1,984,110

	TOTAL WARRANT (Cost $–)	2,085,197

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
3,350,200	Fidelity Government Portfolio, Class I, 5.21%(i)	$3,350,200
61,913,611	First American Government Obligations Fund, Class U, 5.25%(i)	61,913,611
	TOTAL MONEY MARKET FUNDS (Cost $65,263,811)	65,263,811

	TOTAL INVESTMENTS – 96.9% (Cost $1,494,621,165)	$1,667,212,891
	ASSETS IN EXCESS OF OTHER LIABILITIES – 3.1%	53,725,275
	NET ASSETS - 100.0%	$1,720,938,166

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LTD	- Limited Company

PIK	- Payment in Kind

PIPE	- Private Investment in Public Equity

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2024 was $148,540,712, representing 8.6% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security.

(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the total market value of 144A securities is $4,251,902 or 0.2% of net assets.

(h)	Percentage rounds to less than 0.1%.

(i)	Rate disclosed is the seven day effective yield as of March 31, 2024.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8%
	ADVERTISING & MARKETING - 2.5%
19,665	Trade Desk, Inc. (The), Class A(a)	$1,719,114

	BIOTECH & PHARMA - 6.0%
4,884	Amgen, Inc.	1,388,619
872	Eli Lilly & Company	678,381
66,794	Royalty Pharma plc, Class A	2,028,534
		4,095,534
	CHEMICALS - 9.7%
8,318	Linde plc	3,862,214
7,895	Sherwin-Williams Company (The)	2,742,170
		6,604,384
	COMMERCIAL SUPPORT SERVICES - 2.5%
7,951	Waste Management, Inc.	1,694,756

	ELECTRIC UTILITIES - 6.1%
5,599	Constellation Energy Corporation	1,034,975
15,598	Public Service Enterprise Group, Inc.	1,041,634
28,954	Southern Company (The)	2,077,160
		4,153,769
	ELECTRICAL EQUIPMENT - 4.4%
10,167	Otis Worldwide Corporation	1,009,278
6,747	Trane Technologies PLC	2,025,449
		3,034,727
	HOME CONSTRUCTION - 3.0%
12,517	DR Horton, Inc.	2,059,672

	INDUSTRIAL SUPPORT SERVICES - 3.4%
10,700	Ferguson PLC	2,337,201

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
13,442	Houlihan Lokey, Inc.	1,723,130

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSURANCE - 2.0%
5,465	Arthur J Gallagher & Company	$1,366,469

	MEDICAL EQUIPMENT & DEVICES - 2.5%
1,273	Mettler-Toledo International, Inc.(a)	1,694,732

	OIL & GAS PRODUCERS - 5.5%
5,152	Diamondback Energy, Inc.	1,020,972
5,350	EOG Resources, Inc.	683,944
52,639	Williams Companies, Inc. (The)	2,051,342
		3,756,258
	RETAIL - DISCRETIONARY - 10.1%
4,746	Group 1 Automotive, Inc.	1,386,924
5,597	Lithia Motors, Inc.	1,683,913
7,810	Lowe’s Companies, Inc.	1,989,441
1,602	O’Reilly Automotive, Inc.(a)	1,808,466
		6,868,744
	SEMICONDUCTORS - 12.7%
1,933	KLA Corporation	1,350,336
2,786	Lam Research Corporation	2,706,794
1,422	NVIDIA Corporation	1,284,862
24,079	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,275,948
		8,617,940
	SOFTWARE - 14.4%
11,049	Datadog, Inc., Class A(a)	1,365,656
2,388	Intuit, Inc.	1,552,200
20,626	Nutanix, Inc., Class A(a)	1,273,037
3,981	Roper Technologies, Inc.	2,232,704
1,317	ServiceNow, Inc.(a)	1,004,081
1,732	Synopsys, Inc.(a)	989,838
4,906	Workday, Inc., Class A(a)	1,338,112
		9,755,628
	TECHNOLOGY HARDWARE - 2.0%
12,891	NetApp, Inc.	1,353,168

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TECHNOLOGY SERVICES - 6.0%
2,660	CDW Corporation	$680,375
8,070	S&P Global, Inc.	3,433,382
		4,113,757
	TRANSPORTATION & LOGISTICS - 2.5%
3,076	Old Dominion Freight Line, Inc.	674,598
4,142	Union Pacific Corporation	1,018,642
		1,693,240

	TOTAL COMMON STOCKS (Cost $61,047,833)	66,642,223

Shares		Fair Value
	WARRANT — 0.0%(b)
	SOFTWARE - 0.0% (b)
252	Constellation Software Inc (Canada) (a),(c),(d)	—

	TOTAL WARRANT (Cost $–)	—

	TOTAL INVESTMENTS – 97.8% (Cost $61,047,833)	$66,642,223
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	1,533,013
	NET ASSETS - 100.0%	$68,175,236

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2024 was $0, representing 0.0% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 3.3%
	AUTO LOAN — 3.3%
2,600,000	CarMax Auto Owner Trust Series 2020-4 C	1.3000	08/17/26	$2,515,333
1,000,000	CarMax Auto Owner Trust Series 2021-2 C	1.3400	02/16/27	950,075
1,500,000	CarMax Auto Owner Trust Series 2021-2 D	1.5500	10/15/27	1,425,599
				4,891,007

	TOTAL ASSET BACKED SECURITIES (Cost $5,108,935)			4,891,007

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.4%
	AUTOMOTIVE — 1.7%
1,250,000	Dana, Inc.		4.2500	09/01/30	1,105,884
1,500,000	Honda Motor Company Ltd.		2.2710	03/10/25	1,459,009
					2,564,893
	BANKING — 6.9%
3,000,000	Bank of America Corporation Series N(a)	TSFR3M + 1.132%	2.4560	10/22/25	2,946,586
2,975,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.330%	6.0700	10/22/27	3,036,953
3,000,000	Royal Bank of Canada		1.1500	07/14/26	2,749,257
1,450,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	1,408,030
					10,140,826
	BIOTECH & PHARMA — 1.3%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,928,252

	CONSTRUCTION MATERIALS — 0.9%
1,350,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,310,807

	ELEC & GAS MARKETING & TRADING — 0.6%
1,000,000	Southern Power Company		0.9000	01/15/26	925,810

	ELECTRIC UTILITIES — 10.2%
1,550,000	AES Corporation (The)		1.3750	01/15/26	1,436,146
1,500,000	Avangrid, Inc.		3.1500	12/01/24	1,474,676
1,104,000	CenterPoint Energy, Inc.(a)	SOFRINDX + 0.650%	5.9770	05/13/24	1,104,137

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.4% (Continued)
	ELECTRIC UTILITIES — 10.2% (Continued)
2,500,000	Duke Energy Florida, LLC		2.5000	12/01/29	$2,218,318
1,275,000	Georgia Power Company		3.2500	04/01/26	1,229,098
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,521,144
2,500,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	2,501,940
2,500,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	2,492,853
					14,978,312
	ELECTRICAL EQUIPMENT — 1.4%
2,100,000	Lennox International, Inc.		5.5000	09/15/28	2,130,503

	ENGINEERING & CONSTRUCTION — 3.4%
1,425,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	1,392,425
1,600,000	MasTec, Inc.(b)		4.5000	08/15/28	1,523,735
1,500,000	Quanta Services, Inc.		0.9500	10/01/24	1,463,801
675,000	Quanta Services, Inc.		2.9000	10/01/30	591,133
					4,971,094
	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
1,375,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	1,251,328

	HOME & OFFICE PRODUCTS — 0.8%
1,250,000	Tempur Sealy International, Inc.(b)		4.0000	04/15/29	1,135,949

	HOME CONSTRUCTION — 0.9%
1,375,000	M/I Homes, Inc.		4.9500	02/01/28	1,312,685

	INDUSTRIAL SUPPORT SERVICES — 0.9%
1,450,000	United Rentals North America, Inc.		3.8750	11/15/27	1,374,240

	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
3,000,000	Morgan Stanley(a)	SOFRRATE + 0.745%	0.8640	10/21/25	2,917,960
2,200,000	Nasdaq, Inc.		5.3500	06/28/28	2,230,246
					5,148,206

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.4% (Continued)
	INSURANCE — 4.3%
3,000,000	Aflac, Inc.		1.1250	03/15/26	$2,783,228
2,300,000	Brown & Brown, Inc.		4.2000	09/15/24	2,284,065
1,425,000	Pacific Life Global Funding II(b)		1.3750	04/14/26	1,320,387
					6,387,680
	MACHINERY — 2.3%
1,500,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	1,361,504
2,250,000	Xylem, Inc./NY		1.9500	01/30/28	2,024,539
					3,386,043
	OIL & GAS PRODUCERS — 3.3%
1,650,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,572,311
2,150,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,991,066
1,250,000	EQT Corporation		5.7000	04/01/28	1,262,819
					4,826,196
	REAL ESTATE INVESTMENT TRUSTS — 7.6%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,629,459
1,750,000	American Tower Corporation		5.2500	07/15/28	1,751,578
2,250,000	Equinix, Inc.		1.5500	03/15/28	1,952,503
1,400,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	1,320,240
2,200,000	Public Storage Operating Company(a)	SOFRRATE + 0.470%	5.8070	04/23/24	2,200,193
2,500,000	Welltower OP, LLC		2.7000	02/15/27	2,346,056
					11,200,029
	RETAIL - DISCRETIONARY — 4.3%
1,500,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,430,027
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,463,996
1,500,000	Builders FirstSource, Inc.(b)		5.0000	03/01/30	1,434,508
1,000,000	Patrick Industries, Inc.(b)		7.5000	10/15/27	1,013,034
					6,341,565
	SEMICONDUCTORS — 1.0%
1,625,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,464,221

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.4% (Continued)
	SOFTWARE — 3.5%
750,000	Intuit, Inc.	5.1250	09/15/28	$764,014
2,550,000	Roper Technologies, Inc.	4.2000	09/15/28	2,478,792
2,000,000	Workday, Inc.	3.5000	04/01/27	1,915,274
				5,158,080
	TECHNOLOGY SERVICES — 1.3%
1,900,000	Verisk Analytics, Inc.	4.0000	06/15/25	1,867,710

	WHOLESALE - CONSUMER STAPLES — 1.4%
1,000,000	Sysco Corporation	3.7500	10/01/25	975,879
1,250,000	Sysco Corporation	2.4000	02/15/30	1,084,943
				2,060,822
	TOTAL CORPORATE BONDS (Cost $94,234,646)			91,865,251

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.4%
	COMBINED UTILITIES — 1.1%
1,525,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,547,404

	COUNTY — 0.7%
1,115,000	City & County of Honolulu, HI	2.5180	10/01/26	1,059,562

	MISCELLANEOUS TAX — 1.4%
2,050,000	Commonwealth of Massachusetts	3.6390	07/15/24	2,039,554

	MULTI-FAMILY HOUSING — 0.2%
100,000	New York State Housing Finance Agency	0.5000	05/01/24	99,695
250,000	New York State Housing Finance Agency	2.2000	11/01/24	245,435
				345,130

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.4% (Continued)
	SINGLE-FAMILY HOUSING — 1.0%
305,000	Illinois Housing Development Authority		5.0940	04/01/30	$308,712
1,000,000	Illinois Housing Development Authority		5.2440	04/01/31	1,021,498
35,000	Maryland Community Development Administration		3.2420	09/01/48	33,929
35,000	Massachusetts Housing Finance Agency		4.0000	06/01/39	34,700
					1,398,839
	STATE — 0.7%
300,000	State of Oregon		0.7950	05/01/24	298,865
500,000	State of Oregon		0.8120	11/01/24	487,348
300,000	State of Oregon		0.8950	05/01/25	287,015
					1,073,228
	WATER AND SEWER — 1.3%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	1,879,903

	TOTAL MUNICIPAL BONDS (Cost $9,660,314)				9,343,620

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 26.7%
	AGENCY FIXED RATE — 5.5%
2,084,373	Fannie Mae Pool MA4805		4.5000	11/01/52	1,987,479
1,239,874	Freddie Mac Pool RD5050		2.0000	02/01/31	1,150,580
1,615,418	Freddie Mac Pool SD8237		4.0000	08/01/52	1,500,461
2,368,780	Freddie Mac Pool SD8258		5.0000	10/01/52	2,315,698
1,173,272	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,071,340
					8,025,558
	AGENCY HYBRID ARMS — 0.0%(c)
5,987	Ginnie Mae II Pool 82903(a)	H15T1Y + 1.500%	3.6250	08/20/41	5,963

	ARMS — 0.0%(c)
1,682	Fannie Mae Pool 791573(a)	H15T1Y + 2.170%	6.1700	08/01/34	1,680
16	Ginnie Mae II Pool 8421(a)	H15T1Y + 1.500%	3.8750	05/20/24	16
77	Ginnie Mae II Pool 8502(a)	H15T1Y + 1.500%	3.6250	09/20/24	77
120	Ginnie Mae II Pool 8503(a)	H15T1Y + 1.500%	3.6250	09/20/24	120
146	Ginnie Mae II Pool 8565(a)	H15T1Y + 1.500%	4.0000	12/20/24	146

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 26.7% (Continued)
	ARMS — 0.0% (Continued)(c)
401	Ginnie Mae II Pool 8567(a)	H15T1Y + 1.500%	4.5000	12/20/24	$398
1,014	Ginnie Mae II Pool 8595(a)	H15T1Y + 1.500%	3.6250	02/20/25	1,005
331	Ginnie Mae II Pool 8660(a)	H15T1Y + 1.500%	3.6250	07/20/25	328
11,090	Ginnie Mae II Pool 80569(a)	H15T1Y + 1.500%	3.6250	01/20/32	11,151
1,454	Ginnie Mae II Pool 80659(a)	H15T1Y + 1.500%	3.7500	12/20/32	1,431
					16,352
	GOVERNMENT OWNED, NO GUARANTEE — 8.0%
1,000,000	Federal Home Loan Mortgage Corporation		5.2000	05/17/24	999,573
1,500,000	Federal Home Loan Mortgage Corporation		5.2500	12/09/24	1,499,176
1,250,000	Federal Home Loan Mortgage Corporation		5.6000	03/06/26	1,248,596
1,250,000	Federal Home Loan Mortgage Corporation		5.0000	09/18/28	1,251,066
2,000,000	Federal Home Loan Mortgage Corporation		6.0000	09/28/28	2,000,000
2,000,000	Federal National Mortgage Association		4.1250	08/28/25	1,977,277
2,575,000	Federal National Mortgage Association		6.2500	05/15/29	2,807,837
					11,783,525
	GOVERNMENT SPONSORED — 13.2%
2,500,000	Federal Farm Credit Banks Funding Corporation		4.5000	01/10/25	2,488,167
1,100,000	Federal Farm Credit Banks Funding Corporation		4.0000	01/13/26	1,086,195
1,000,000	Federal Farm Credit Banks Funding Corporation		2.9200	04/29/26	962,687
1,500,000	Federal Farm Credit Banks Funding Corporation		5.3000	10/19/26	1,497,787
1,750,000	Federal Farm Credit Banks Funding Corporation		4.5000	03/26/27	1,750,484
1,000,000	Federal Farm Credit Banks Funding Corporation		3.8750	02/14/28	983,166
2,250,000	Federal Farm Credit Banks Funding Corporation		4.3750	02/28/28	2,250,752
1,000,000	Federal Farm Credit Banks Funding Corporation		3.5000	04/12/28	969,404
1,250,000	Federal Farm Credit Banks Funding Corporation		3.6250	07/24/28	1,217,996
2,500,000	Federal Farm Credit Banks Funding Corporation		4.2500	12/15/28	2,499,158
1,600,000	Federal Farm Credit Banks Funding Corporation		4.5000	03/09/29	1,618,402
2,000,000	Federal Farm Credit Banks Funding Corporation		4.6250	04/05/29	2,030,690
					19,354,888
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $39,562,267)				39,186,286

	TOTAL INVESTMENTS – 98.8% (Cost $148.566,162)				$145,286,164
	ASSETS IN EXCESS OF OTHER LIABILITIES – 1.2%				1,746,214
	NET ASSETS - 100.0%				$147,032,378

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRINDX	Secured Overnight Financing Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

(a)	Variable rate security; the rate shown represents the rate on March 31, 2024.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the total market value of 144A securities is $14,528,138 or 9.9% of net assets.

(c)	Percentage rounds to less than 0.1%.